Filed pursuant to Rule 497(e)
File Nos. 333-84639 and 811-09521

AMG FUNDS

AMG TimesSquare Mid Cap Growth Fund

Supplement dated December 14, 2017 to the Prospectus and Statement of Additional Information,

each dated February 27, 2017

The following information supplements and supersedes any information to the contrary relating to AMG TimesSquare Mid Cap Growth Fund (the “Fund”), a series of AMG Funds (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), dated as noted above.

Effective January 1, 2018 (the “Implementation Date”), the management fee for the Fund will be reduced from 0.85% to 0.79%. Also effective on the Implementation Date, the Fund’s existing contractual expense limitation agreement with AMG Funds LLC (the “Investment Manager”) will be replaced with a new contractual expense limitation agreement with the Investment Manager pursuant to which the Investment Manager has agreed, through at least May 1, 2019, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.13% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. Shareholders will not experience any increase in expenses as a result of these changes as there will be no increase in the total net expense ratio for the Fund. The Investment Manager will pay a portion of the management fee to the Fund’s subadviser for its services.

Effective on the Implementation Date, the Prospectus will be revised as follows:

The sections under “Summary of the Funds – AMG TimesSquare Mid Cap Growth Fund” titled “Fees and Expenses of the Fund” and “Expense Example” on page 6 will be deleted and replaced with the following:

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I1	Class Z
Management Fee[2]	0.79%	0.79%	0.79%
Distribution and Service (12b-1) Fees	None	None	None
Other Expenses[2]	0.39%	0.29%	0.19%
Total Annual Fund Operating Expenses	1.18%	1.08%	0.98%

[1]	Because Class I shares commenced operations on February 27, 2017, these amounts are based on estimates for the current fiscal year.
[2]	Expense information has been restated to reflect current fees.

EXPENSE EXAMPLE

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

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	1 Year	3 Years	5 Years	10 Years
Class N	$120	$375	$649	$1,432
Class I	$110	$343	$595	$1,317
Class Z	$100	$312	$542	$1,201

The second paragraph in the section under “Additional Information About the Funds – AMG TimesSquare Mid Cap Growth Fund” titled “Additional Information About the Fund’s Expenses and Performance” beginning on page 15 will be deleted and replaced with the following:

The Investment Manager has contractually agreed, through at least May 1, 2019, to waive management fees and/or reimburse the Fund’s expenses in order to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.13% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time such amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover from the Fund such fees waived and expenses paid, provided that such repayment would not cause the Fund’s total annual operating expenses (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

The first sentence of the third paragraph of the sub-section “Fund Management – AMG TimesSquare Mid Cap Growth Fund” in the section “Additional Information About the Funds” on page 23 will be deleted and replaced with the following:

The Fund is obligated by its Investment Management Agreement to pay an annual management fee to the Investment Manager of 0.79% of the average daily net assets of the Fund.

Effective on the Implementation Date, the SAI will be revised as follows:

The following will replace similar disclosure in the table in the first paragraph of the sub-section “Compensation of the Investment Manager and the Subadvisers” in the section “Management of the Funds” on page 57:

Fund	Investment Management Fee
Mid Cap Growth Fund	0.79%

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to Rule 497(e)
File Nos. 333-84639 and 811-09521

AMG FUNDS

AMG TimesSquare Small Cap Growth Fund

Supplement dated December 14, 2017 to the Prospectus and Statement of Additional Information,

each dated February 27, 2017

The following information supplements and supersedes any information to the contrary relating to AMG TimesSquare Small Cap Growth Fund (the “Fund”), a series of AMG Funds (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), dated as noted above.

Effective January 1, 2018 (the “Implementation Date”), the management fee for the Fund will be reduced from 0.85% to 0.79%. Also effective on the Implementation Date, the Fund’s existing contractual expense limitation agreement with AMG Funds LLC (the “Investment Manager”) will be replaced with a new contractual expense limitation agreement with the Investment Manager pursuant to which the Investment Manager has agreed, through at least May 1, 2019, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.99% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. Shareholders will not experience any increase in expenses as a result of these changes as there will be no increase in the total net expense ratio for the Fund. The Investment Manager will pay a portion of the management fee to the Fund’s subadviser for its services.

Effective on the Implementation Date, the Prospectus will be revised as follows:

The sections under “Summary of the Funds – AMG TimesSquare Small Cap Growth Fund” titled “Fees and Expenses of the Fund” and “Expense Example” on page 3 will be deleted and replaced with the following:

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I1	Class Z
Management Fee[2]	0.79%	0.79%	0.79%
Distribution and Service (12b-1) Fees	None	None	None
Other Expenses[2]	0.39%	0.29%	0.19%
Acquired Fund Fees & Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[3]	1.19%	1.09%	0.99%

[1]	Because Class I shares commenced operations on February 27, 2017, these amounts are based on estimates for the current fiscal year.
[2]	Expense information has been restated to reflect current fees.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.

EXPENSE EXAMPLE

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those

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periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$121	$378	$654	$1,443
Class I	$111	$347	$601	$1,329
Class Z	$101	$315	$547	$1,213

The second paragraph in the section under “Additional Information About the Funds – AMG TimesSquare Small Cap Growth Fund” titled “Additional Information About the Fund’s Expenses and Performance” on page 14 will be deleted and replaced with the following:

The Investment Manager has contractually agreed, through at least May 1, 2019, to waive management fees and/or reimburse the Fund’s expenses in order to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.99% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time such amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover from the Fund such fees waived and expenses paid, provided that such repayment would not cause the Fund’s total annual operating expenses (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

The first sentence of the second paragraph of the sub-section “Fund Management – AMG TimesSquare Small Cap Growth Fund” in the section “Additional Information About the Funds” on page 22 will be deleted and replaced with the following:

The Fund is obligated by its Investment Management Agreement to pay an annual management fee to the Investment Manager of 0.79% of the average daily net assets of the Fund.

Effective on the Implementation Date, the SAI will be revised as follows:

The following will replace similar disclosure in the table in the first paragraph of the sub-section “Compensation of the Investment Manager and the Subadvisers” in the section “Management of the Funds” on page 57:

Fund	Investment Management Fee
Small Cap Growth Fund	0.79%

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE